Schedule of Investments (unaudited)
December 31, 2021
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 46.9%
BlackRock Emerging Markets Fund, Inc., Class K	489,627	$ 14,693,703
BlackRock Technology Opportunities Fund, Class K(b)	177,022	11,683,445
iShares Core S&P Small-Cap ETF	139,883	16,018,002
iShares Core S&P Total U.S. Stock Market ETF	835,351	89,365,850
iShares ESG Aware MSCI USA ETF	846,585	91,346,522
iShares Global Financials ETF	144,288	11,551,697
iShares GSCI Commodity Dynamic Roll Strategy ETF	503,114	15,536,160
iShares MSCI EAFE Growth ETF	337,818	37,257,947
iShares MSCI EAFE Value ETF	808,530	40,741,827
iShares MSCI USA Value Factor ETF	151,452	16,579,450
iShares U.S. Energy ETF	381,117	11,471,622
		356,246,225
Fixed-Income Funds — 53.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	2,392,458	24,307,369
iShares Core Total USD Bond Market ETF	1,283,337	67,927,028
iShares Fallen Angels USD Bond ETF	2,140,177	64,141,105
iShares TIPS Bond ETF	471,772	60,952,942
Master Total Return Portfolio	$ 191,105,157	191,105,157
		408,433,601
Total Long-Term Investments — 100.6% (Cost: $681,548,277)		764,679,826
Security	Shares	Value
Short-Term Securities(a)(c)
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	1,829,692	$ 1,829,692
Total Short-Term Securities — 0.2% (Cost: $1,829,692)		1,829,692
Total Investments — 100.8% (Cost: $683,377,969)		766,509,518
Liabilities in Excess of Other Assets — (0.8)%		(6,014,609)
Net Assets — 100.0%		$ 760,494,909
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 14,084,978	$ 1,331,000	$ (356,739)	$ (6,636)	$ (358,900)	$ 14,693,703	489,627	$ 65,074	$ 125,545
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,810,828	18,864(a)	—	—	—	1,829,692	1,829,692	56	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,740,421	2,261,150	(30,238,969)	1,429,603	(1,884,836)	24,307,369	2,392,458	154,657	206,853

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$ 13,550,402	$ 1,246,020	$ (3,217,554)	$ 35,661	$ 68,916	$ 11,683,445	177,022	$ —	$ 380,742
iShares Core S&P Small-Cap ETF	15,127,947	1,155,670	(1,000,717)	28,744	706,358	16,018,002	139,883	101,962	—
iShares Core S&P Total U.S. Stock Market ETF	70,756,667	14,203,481	(2,080,081)	(4,864)	6,490,647	89,365,850	835,351	304,750	—
iShares Core Total USD Bond Market ETF	63,040,526	6,861,333	(1,609,139)	(33,690)	(332,002)	67,927,028	1,283,337	354,066	—
iShares ESG Aware MSCI USA ETF	79,264,041	6,456,585	(2,052,848)	23,083	7,655,661	91,346,522	846,585	259,760	—
iShares Fallen Angels USD Bond ETF	42,219,308	23,644,933	(1,514,844)	(10,631)	(197,661)	64,141,105	2,140,177	624,452	—
iShares Global Financials ETF	13,462,334	890,261	(3,190,646)	113,598	276,150	11,551,697	144,288	153,132	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	26,679,690	1,427,428	(10,598,247)	1,252,735	(3,225,446)	15,536,160	503,114	2,741,369	—
iShares MSCI EAFE Growth ETF	33,976,387	2,929,141	(890,384)	(24,204)	1,267,007	37,257,947	337,818	270,272	—
iShares MSCI EAFE Value ETF	39,579,962	3,330,416	(1,865,036)	(62,372)	(241,143)	40,741,827	808,530	940,087	—
iShares MSCI USA Value Factor ETF	18,188,535	1,280,890	(4,345,361)	1,072,953	382,433	16,579,450	151,452	111,202	—
iShares TIPS Bond ETF	35,142,076	26,699,756	(1,428,921)	(2,302)	542,333	60,952,942	471,772	625,742	—

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 40/60 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares U.S. Energy ETF	$ 10,304,472	$ 878,829	$ (378,425)	$ 21,587	$ 645,159	$ 11,471,622	381,117	$ 106,008	$ —
Master Total Return Portfolio	176,681,244	15,177,216(a)(b)	—	449,632	(1,202,935)	191,105,157	$191,105,157	955,441	—
SL Liquidity Series, LLC, Money Market Series(c)	3,617,141	—	(3,622,989)(a)	5,848	—	—	—	18,771(d)	—
				$ 4,288,745	$ 10,591,741	$ 766,509,518		$ 7,786,801	$ 713,140
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)	As of period end, the entity is no longer held.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 40/60 Target Allocation Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 573,574,669	$ —	$ —	$ 573,574,669
Short-Term Securities
Money Market Funds	1,829,692	—	—	1,829,692
	$ 575,404,361	$ —	$ —	575,404,361
Investments valued at NAV(a)				191,105,157
				$ 766,509,518
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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